Cash and cash equivalents - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	€ 43,669	€ 46,433
Bank deposits restricted to securitization programs and warehouses credit facilities
Disclosure Of Detailed Information About Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	210	107
Argentina
Disclosure Of Detailed Information About Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	€ 470	910
Russia
Disclosure Of Detailed Information About Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents		€ 121